Loans	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable Disclosure [Abstract]
Loans
Loans
The composition of the loan portfolio, by class of loan, as of December 31, 2012 and December 31, 2011 was as follows:

	December 31, 2012			December 31, 2011
(In thousands)	Loan Balance	Accrued Interest Receivable	Recorded Investment	Loan Balance	Accrued Interest Receivable	Recorded Investment

Commercial, financial and agricultural *	$823,927	$2,976	$826,903	$743,797	$3,121	$746,918
Commercial real estate *	1,092,164	3,839	1,096,003	1,108,574	4,235	1,112,809
Construction real estate:
SEPH/Vision commercial land and development *	15,105	37	15,142	31,603	31	31,634
Remaining commercial	115,473	331	115,804	156,053	394	156,447
Mortgage	26,373	81	26,454	20,039	64	20,103
Installment	8,577	33	8,610	9,851	61	9,912
Residential real estate:
Commercial	392,203	959	393,162	395,824	1,105	396,929
Mortgage	1,064,787	1,399	1,066,186	953,758	1,522	955,280
HELOC	212,905	892	213,797	227,682	942	228,624
Installment	43,750	176	43,926	51,354	236	51,590
Consumer	651,930	2,835	654,765	616,505	2,930	619,435
Leases	3,128	29	3,157	2,059	43	2,102
Total loans	$4,450,322	$13,587	$4,463,909	$4,317,099	$14,684	$4,331,783
* Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH/Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Loans are shown net of deferred origination fees, costs and unearned income of $6.7 million at December 31, 2012 and $6.8 million at December 31, 2011, which is a net deferred income position in both years.

Overdrawn deposit accounts of $3.0 million and $3.6 million have been reclassified to loans at December 31, 2012 and 2011, respectively.

Credit Quality
The following table presents the recorded investment in nonaccrual, accruing restructured, and loans past due 90 days or more and still accruing by class of loan as of December 31, 2012 and December 31, 2011:

	December 31, 2012
(In thousands)	Nonaccrual Loans	Accruing Restructured Loans	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$17,324	$5,277	$37	$22,638
Commercial real estate	40,983	3,295	1,007	45,285
Construction real estate:
SEPH commercial land and development	13,939	—	—	13,939
Remaining commercial	14,977	6,597	—	21,574
Mortgage	158	100	—	258
Installment	149	175	—	324
Residential real estate:
Commercial	33,961	1,661	94	35,716
Mortgage	28,260	9,425	950	38,635
HELOC	1,689	736	—	2,425
Installment	1,670	780	54	2,504
Consumer	2,426	1,900	888	5,214
Total loans	$155,536	$29,946	$3,030	$188,512

	December 31, 2011
(In thousands)	Nonaccrual Loans	Accruing Restructured Loans	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$37,797	$2,848	$—	$40,645
Commercial real estate	43,704	8,274	—	51,978
Construction real estate:
Vision commercial land and development	25,761	—	—	25,761
Remaining commercial	14,021	11,891	—	25,912
Mortgage	66	—	—	66
Installment	30	—	—	30
Residential real estate:
Commercial	43,461	815	—	44,276
Mortgage	25,201	4,757	2,610	32,568
HELOC	1,412	—	—	1,412
Installment	1,777	98	58	1,933
Consumer	1,876	—	893	2,769
Total loans	$195,106	$28,683	$3,561	$227,350

The following table provides additional information regarding those nonaccrual and accruing restructured loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2012 and December 31, 2011.

	December 31, 2012			December 31, 2011
(In thousands)	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$22,601	$22,587	$14	$40,645	$40,621	$24
Commercial real estate	44,278	44,278	—	51,978	51,978	—
Construction real estate:
SEPH/Vision commercial land and development	13,939	13,260	679	25,761	24,328	1,433
Remaining commercial	21,574	21,574	—	25,912	25,912	—
Mortgage	258	—	258	66	—	66
Installment	324	—	324	30	—	30
Residential real estate:
Commercial	35,622	35,622	—	44,276	44,276	—
Mortgage	37,685	—	37,685	29,958	—	29,958
HELOC	2,425	—	2,425	1,412	—	1,412
Installment	2,450	—	2,450	1,875	—	1,875
Consumer	4,326	18	4,308	1,876	20	1,856
Total loans	$185,482	$137,339	$48,143	$223,789	$187,135	$36,654

All of the loans individually evaluated for impairment were evaluated using the fair value of the collateral or present value of expected future cash flows as the measurement method.

The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2012 and December 31, 2011.

	December 31, 2012			December 31, 2011
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded
Commercial, financial and agricultural	$23,782	$14,683	$—	$23,164	$18,098	$—
Commercial real estate	56,258	35,097	—	58,242	41,506	—
Construction real estate:
SEPH/Vision commercial land and development	56,075	12,740	—	54,032	17,786	—
Remaining commercial	29,328	14,093	—	33,319	18,372	—
Residential real estate:
Commercial	39,918	31,957	—	49,341	38,686	—
Consumer	18	18	—	—	—	—
With an allowance recorded
Commercial, financial and agricultural	12,268	7,904	3,180	23,719	22,523	5,819
Commercial real estate	11,412	9,181	1,540	12,183	10,472	4,431
Construction real estate:
SEPH/Vision commercial land and development	1,271	520	—	20,775	6,542	1,540
Remaining commercial	8,071	7,481	2,277	9,711	7,540	1,874
Residential real estate:
Commercial	3,944	3,665	1,279	6,402	5,590	2,271
Consumer	—	—	—	20	20	—
Total	$242,345	$137,339	$8,276	$290,908	$187,135	$15,935

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral. At December 31, 2012 and December 31, 2011, there were $96.9 million and $83.7 million, respectively, in partial charge-offs on loans individually evaluated for impairment with no related allowance recorded and $8.2 million and $20.1 million, respectively, of partial charge-offs on loans individually evaluated for impairment that also had a specific reserve allocated.

The allowance for loan losses included specific reserves related to loans individually evaluated for impairment at December 31, 2012 and 2011, of $8.3 million and $15.9 million, respectively. These loans had a recorded investment as of December 31, 2012 and 2011 of $28.8 million and $52.7 million, respectively.

The average balance of loans individually evaluated for impairment was $164.2 million, $214.0 million, and $210.4 million for 2012, 2011, and 2010, respectively.

Interest income on loans individually evaluated for impairment is recognized on a cash basis. The following tables present the average recorded investment and interest income recognized on loans individually evaluated for impairment for the years ended December 31, 2012 and 2011.

		Year ended December 31, 2012
(In thousands)	Recorded Investment as of December 31, 2012	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$22,587	$35,305	$529
Commercial real estate	44,278	44,541	968
Construction real estate:
SEPH commercial land and development	13,260	17,277	—
Remaining commercial	21,574	27,774	818
Residential real estate:
Commercial	35,622	39,248	497
Consumer	18	19	1
Total	$137,339	$164,164	$2,813

		Year ended December 31, 2011
(In thousands)	Recorded Investment as of December 31, 2011	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$40,621	$23,518	$209
Commercial real estate	51,978	49,927	829
Construction real estate:
Vision commercial land and development	24,328	58,792	—
Remaining commercial	25,912	29,152	339
Residential real estate:
Commercial	44,276	52,640	214
Consumer	20	16	1
Total	$187,135	$214,045	$1,592

For the year ended December 31, 2010, the Corporation recognized a net reversal to interest income for $1.3 million, consisting of $948,000 in interest recognized at PNB and $2.2 million in interest reversed at Vision, on loans that were individually evaluated for impairment as of the end of the year.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 and December 31, 2011 by class of loan.

	December 31, 2012
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment
Commercial, financial and agricultural	$6,251	$11,811	$18,062	$808,841	$826,903
Commercial real estate	2,212	26,355	28,567	1,067,436	1,096,003
Construction real estate:
SEPH commercial land and development	686	11,314	12,000	3,142	15,142
Remaining commercial	3,652	5,838	9,490	106,314	115,804
Mortgage	171	85	256	26,198	26,454
Installment	135	40	175	8,435	8,610
Residential real estate:
Commercial	1,163	5,917	7,080	386,082	393,162
Mortgage	11,948	17,370	29,318	1,036,868	1,066,186
HELOC	620	309	929	212,868	213,797
Installment	563	787	1,350	42,576	43,926
Consumer	12,924	2,688	15,612	639,153	654,765
Leases	—	—	—	3,157	3,157
Total loans	$40,325	$82,514	$122,839	$4,341,070	$4,463,909
 * Includes $3.0 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.

	December 31, 2011
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment

Commercial, financial and agricultural	$3,106	$11,308	$14,414	$732,504	$746,918
Commercial real estate	2,632	21,798	24,430	1,088,379	1,112,809
Construction real estate:
Vision commercial land and development	—	19,235	19,235	12,399	31,634
Remaining commercial	99	7,839	7,938	148,509	156,447
Mortgage	76	—	76	20,027	20,103
Installment	421	8	429	9,483	9,912
Residential real estate:
Commercial	1,545	10,097	11,642	385,287	396,929
Mortgage	15,879	20,614	36,493	918,787	955,280
HELOC	1,015	436	1,451	227,173	228,624
Installment	1,549	1,136	2,685	48,905	51,590
Consumer	11,195	2,192	13,387	606,048	619,435
Leases	—	—	—	2,102	2,102
Total loans	$37,517	$94,663	$132,180	$4,199,603	$4,331,783

* Includes $3.6 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.

Credit Quality Indicators
Management utilizes past due information as a credit quality indicator across the loan portfolio. Past due information as of December 31, 2012 and December 31, 2011 is included in the tables above. The past due information is the primary credit quality indicator within the following classes of loans: (1) mortgage loans and installment loans in the construction real estate segment; (2) mortgage loans, HELOC and installment loans in the residential real estate segment; and (3) consumer loans. The primary credit indicator for commercial loans is based on an internal grading system that grades all commercial loans from 1 to 8. Credit grades are continuously monitored by the respective loan officer and adjustments are made when appropriate. A grade of 1 indicates little or no credit risk and a grade of 8 is considered a loss. Commercial loans with grades of 1 to 4 (pass-rated) are considered to be of acceptable credit risk. Commercial loans graded a 5 (special mention) are considered to be watch list credits and a higher loan loss reserve percentage is allocated to these loans. Loans classified as special mention have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date. Commercial loans graded 6 (substandard), also considered watch list credits, are considered to represent higher credit risk and, as a result, a higher loan loss reserve percentage is allocated to these loans. Loans classified as substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Commercial loans that are graded a 7 (doubtful) are shown as nonaccrual and Park generally charges these loans down to their fair value by taking a partial charge-off or recording a specific reserve. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Certain 6-rated loans and all 7-rated loans are included within the impaired category. A loan is deemed impaired when management determines the borrower's ability to perform in accordance with the contractual loan agreement is in doubt. Any commercial loan graded an 8 (loss) is completely charged-off.

The tables below present the recorded investment by loan grade at December 31, 2012 and December 31, 2011 for all commercial loans:

	December 31, 2012
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural	$9,537	$10,874	$22,601	$783,891	$826,903
Commercial real estate	25,616	3,960	44,278	1,022,149	1,096,003
Construction real estate:
SEPH commercial land and development	411	—	13,939	792	15,142
Remaining commercial	6,734	—	21,574	87,496	115,804
Residential real estate:
Commercial	8,994	2,053	35,622	346,493	393,162
Leases	—	—	—	3,157	3,157
Total Commercial Loans	$51,292	$16,887	$138,014	$2,243,978	$2,450,171

	December 31, 2011
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural	$11,785	$7,628	$40,645	$686,860	$746,918
Commercial real estate	37,445	10,460	51,978	1,012,926	1,112,809
Construction real estate:
Vision commercial land and development	3,102	—	25,761	2,771	31,634
Remaining commercial	6,982	8,311	25,912	115,242	156,447
Residential real estate:
Commercial	17,120	3,785	44,276	331,748	396,929
Leases	—	—	—	2,102	2,102
Total Commercial Loans	$76,434	$30,184	$188,572	$2,151,649	$2,446,839

Troubled Debt Restructuring (TDRs)
Management classifies loans as TDRs when a borrower is experiencing financial difficulties and Park has granted a concession. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of the borrower's debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy. Management’s policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. Certain loans which were modified during the period ended December 31, 2012 did not meet the definition of a TDR as the modification was a delay in a payment that was considered to be insignificant. Management considers a forbearance period of up to three months or a delay in payment of up to 30 days to be insignificant. TDRs may be classified as accruing if the borrower has been current for a period of at least six months with respect to loan payments and management expects that the borrower will be able to continue to make payments in accordance with the terms of the restructured note. Management reviews all accruing TDRs quarterly to ensure payments continue to be made in accordance with the modified terms.

At December 31, 2012 and December 31, 2011, there were $84.7 million and $100.4 million, respectively, of TDRs included in nonaccrual loan totals. At December 31, 2012 and December 31, 2011, $52.6 million and $79.9 million of these nonaccrual TDRs were performing in accordance with the terms of the restructured note. As of December 31, 2012 and December 31, 2011, there were $29.9 million and $28.7 million, respectively, of TDRs included in accruing loan totals. Management will continue to review the restructured loans and may determine it appropriate to move certain nonaccrual TDRs to accrual status in the future. At December 31, 2012 and December 31, 2011, Park had commitments to lend $5.0 million and $4.0 million, respectively, of additional funds to borrowers whose terms had been modified in a TDR.

The specific reserve related to TDRs at December 31, 2012 and December 31, 2011 was $5.6 million and $9.1 million respectively. Modifications made in 2011 and 2012 were largely the result of renewals, extending the maturity date of the loan, at terms consistent with the original note. These modifications were deemed to be TDRs primarily due to Park’s conclusion that the borrower would likely not have qualified for similar terms through another lender. Many of the modifications deemed to be TDRs were previously identified as impaired loans, and thus were also previously evaluated for impairment under ASC 310.  Additional specific reserves of $2.3 million were recorded during the twelve month period ending December 31, 2012, as a result of TDRs identified in the 2012 year.

The terms of certain other loans were modified during the year ended December 31, 2012 that did not meet the definition of a TDR. Modified substandard commercial loans which did not meet the definition of a TDR had a total recorded investment as of December 31, 2012 of $800,000. The modification of these loans: (1) involved a modification of the terms of a loan to a borrower who was not experiencing financial difficulties, (2) resulted in a delay in a payment that was considered to be insignificant, or (3) resulted in Park obtaining additional collateral or guarantees that improved the likelihood of the ultimate collection of the loan such that the modification was deemed to be at market terms.  Modified consumer loans which did not meet the definition of a TDR had a total recorded investment as of December 31, 2012 of $26.5 million. Many of these loans were to borrowers who were not experiencing financial difficulties but who were looking to reduce their cost of funds.

The following tables detail the number of contracts modified as TDRs during the period ended December 31, 2012 and December 31, 2011 as well as the recorded investment of these contracts at December 31, 2012 and December 31, 2011. The recorded investment pre- and post-modification is generally the same.

	12 months ended December 31, 2012
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	44	$2,843	$1,499	$4,342
Commercial real estate	25	2,648	3,611	6,259
Construction real estate:
SEPH commercial land and development	12	—	1,301	1,301
Remaining commercial	15	531	6,579	7,110
Mortgage	2	99	85	184
Installment	6	175	78	253
Residential real estate:
Commercial	18	1,139	1,842	2,981
Mortgage	129	4,279	5,776	10,055
HELOC	46	736	58	794
Installment	57	761	508	1,269
Consumer	600	1,899	670	2,569
Total loans	954	$15,110	$22,007	$37,117

During 2012, as a result of general guidance issued by the Office of the Comptroller of the Currency ("OCC"), $12.5 million of consumer loans (includes mortgage, HELOC and installment loans in the residential real estate segment and those loans in the consumer loan segment) were identified as troubled debt restructurings ("TDR") whereby the borrower's obligation to PNB has been discharged in bankruptcy and the borrower has not reaffirmed the debt. These newly identified TDRs are included in the current year modified loan totals above, within the residential real estate and consumer segments, although certain of these modifications occurred prior to January 1, 2012.

	12 months ended December 31, 2011
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	56	$2,842	$21,258	$24,100
Commercial real estate	23	3,332	3,831	7,163
Construction real estate:
Vision commercial land and development	12	—	4,268	4,268
Remaining commercial	24	11,890	6,712	18,602
Mortgage	1	—	66	66
Installment	—	—	—	—
Residential real estate:
Commercial	30	500	29,095	29,595
Mortgage	37	3,234	2,691	5,925
HELOC	2		56	56
Installment	7	95	126	221
Consumer	1	—	18	18
Total loans	193	$21,893	$68,121	$90,014

Of those loans listed in the tables above which were modified during the twelve month period ended December 31, 2012, $6.5 million were on nonaccrual status as of December 31, 2011 but were not classified as TDRs. Of those loans which were modified during the twelve month period ended December 31, 2011, $29.9 million were on nonaccrual status as of December 31, 2010 but were not classified as TDRs.
The following table presents the recorded investment in financing receivables which were modified as troubled debt restructurings within the previous 12 months and for which there was a payment default during the 12 month period ended December 31, 2012 and December 31, 2011. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	12 months ended December 31, 2012		12 months ended December 31, 2011
(In thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	8	$244	19	$3,878
Commercial real estate	10	2,113	5	2,353
Construction real estate:
SEPH/Vision commercial land and development	7	970	5	3,406
Remaining commercial	4	1,476	4	1,277
Mortgage	1	85	1	66
Installment	1	27	—	—
Residential real estate:
Commercial	1	16	10	20,195
Mortgage	39	2,863	7	1,193
HELOC	5	70	1	50
Installment	9	272	2	44
Consumer	123	743	—	—
Leases	—	—	—	—
Total loans	208	$8,879	$54	$32,462

Of the $8.9 million in modified TDRs which defaulted during the twelve months ended December 31, 2012, $606,000 were accruing loans and $8.3 million were nonaccrual loans. Of the $32.5 million in modified TDRs which defaulted during the twelve months ended December 31, 2011, $3.5 million were accruing loans and $29.0 million were nonaccrual loans.

Management transfers a loan to other real estate owned at the time that Park takes constructive ownership of the asset. At December 31, 2012 and 2011, Park had $35.7 million and $42.3 million, respectively, of other real estate owned.

Certain of the Corporation’s executive officers, directors and related entities of directors are loan customers of PNB or were loan customers of Vision Bank in 2011. As of December 31, 2012 and 2011, loans and lines of credit aggregating approximately $39.4 million and $53.0 million, respectively, were outstanding to such parties. Of the amount outstanding at December 31, 2011, $4.4 million was related to Vision Bank's executive officers, directors and related entities and is not included in the December 31, 2012 total. During 2012, $4.4 million of new loans were made to these executive officers and directors and repayments totaled $13.6 million. New loans and repayments for 2011 were $4.9 million and $5.5 million, respectively.